Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of due from to related parties
	As of June 30,
	2022	2021
Due from related parties:
EMIT	$226,421	$152,367
Beijing Bright	102,993	393,761
UniDev	44,341	-
Fuson	3,887	-
Total	$377,642	$546,128

	As of June 30,
	2022	2021
Due to related parties:
EMIT	$27,616	$183,148
UniDev	33,727	-
MCT	5,541	-
Total	$66,884	$183,148

Schedule of related party transactions
		For the year ended,
		2022	2021	2020
a)	Consulting services provided to the related parties
	UniDev	$46,008	$-	$-
	EMIT	6,016	-	-
	CareerWin	-	-	165,161
	CLPS Lihong	-	269,472	-
		$52,024	$269,472	$165,161

b)	Services provided by the related parties
	EMIT	$157,762	$758,976	$209,318
	UniDev	34,995	-	-
	CareerWin	-	-	195,817
	Beijing Bright	142,487	604,033	165,040
		$335,244	$1,363,009	$570,175

c)	Loans provided to the related parties
	CLPS Lihong	$-	$-	$149,341
	EMIT	83,651	151,783	28,446
		$83,651	$151,783	$177,787
d)	Repayment of loans from the related parties
	CLPS Lihong	$-	$-	$149,341
	EMIT	15,491	-	28,446
		$15,491	$-	$177,787
e)	Interest income received from the related parties
	EMIT	9,260	-	-
	CLPS Lihong	-	-	2,328
		$9,260	$-	$2,328
f)	Rental income from the related party
	Fuson	3,587	-	-
		$3,587	$-	$-